Debt Financing (Details)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) tranche $ / shares shares	Dec. 31, 2019 USD ($) tranche	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Financing
Outstanding principal amount of the loans converted into common stock						$ 178,000	$ 178,000
Warrants outstanding (in shares) | shares			1,966,808		1,966,808		3,077,074
Loss on extinguishment				$ (682,000)		(682,000)	$ (682,000)
Interest expense			$ 457,000	257,000	$ 897,000	493,000
Fund I and II warrants
Debt Financing
Opportunities Fund I and II warrants	$ 100,000			100,000		100,000
Estimated fair value of the warrants	178,000			178,000		178,000
Other financing cost	405,000			405,000		405,000
2022 Loan and Security Agreement
Debt Financing
Debt instrument, face value	$ 20,000,000			$ 20,000,000		$ 20,000,000
Number of tranches | tranche	2
Outstanding principal amount of the loans converted into common stock	$ 5,000,000
Conversion price | $ / shares	$ 12.00			$ 12.00		$ 12.00
Conversion option not exercisable term	6 months
Interest rate			14.70%		14.70%		13.45%	13.45%
Repayment terms of the loan	4 years
Repayment of interest only term	2 years
Repayment of principal	$ 417,000
Percentage of initial commitment amount	4.25%
Initial commitment amount	$ 20,000,000			$ 20,000,000		$ 20,000,000
2022 Loan and Security Agreement | Prime rate
Debt Financing
Interest rate variable (as a percent)	6.45%
Tranche One
Debt Financing
Debt instrument, face value	$ 10,000,000			10,000,000		10,000,000
Tranche Two
Debt Financing
Debt instrument, face value	10,000,000			10,000,000		10,000,000
Tranche Three
Debt Financing
Debt instrument, face value	30,000,000			30,000,000		30,000,000
2019 Loan and Security Agreement
Debt Financing
Debt instrument, face value									$ 10,000,000
Number of tranches | tranche		2
Estimated fair value of the warrants	$ 544,000			$ 544,000		$ 544,000			544,000
Warrants outstanding (in shares) | shares	0			0		0
Loss on extinguishment	$ 682,000
Percentage of amount drawn	2.00%						2.00%
Share price | $ / shares	$ 1.33			$ 1.33		$ 1.33	$ 1.33
Warrants Issued	$ 150,000								150,000
Interest rate stated (as a percent)							6.25%
Percentage of original aggregate principal amount	8.25%						8.25%
Interest expense							$ 711,000
2019 Loan and Security Agreement | Maximum
Debt Financing
Debt instrument, face value		$ 20,000,000
Interest rate variable (as a percent)							1.00%
Interest rate stated (as a percent)	6.25%			6.25%		6.25%
2019 Loan and Security Agreement | Prime rate | Maximum
Debt Financing
Interest rate variable (as a percent)	1.00%
First Tranche
Debt Financing
Debt instrument, face value									$ 10,000,000